16. STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Preferred Stock outstanding	50,000	50,000
Preferred stock shares issued	50,000	50,000
Common Stock	200,000,000	200,000,000		200,000,000
Common Stock purchase price per share	$ 0.015	$ 0.015		$ 0.015
Common Stock issued	9,345,396	7,197,761		2,047,309
Common Stock outstanding	9,345,396	7,197,761		2,047,309
Noncontrolling interest		$ 0		$ 2,977,808
Series C Preferred Stock
Preferred Stock outstanding	50,000	1,000,000	50,000	1,000,000
Preferred stock shares issued	50,000	1,000,000	50,000	1,000,000
Employee Incentive Plan	500,000	500,000
Investments Exercised Warrants	$ 2,170,000	$ 170,000
Series A Preferred Stock
Preferred Stock outstanding		0		1,043
Preferred stock shares issued		0		1,043
Series B Preferred Stock
Preferred Stock outstanding		3,300,000		0
Preferred stock shares issued		3,300,000	2,300,000	0